Consolidated balance sheet - CAD ($) $ in Millions	Apr. 30, 2023		Oct. 31, 2022
ASSETS
Cash and non-interest-bearing deposits with banks	$ 21,941	[1]	$ 31,535
Interest-bearing deposits with banks	31,350		32,326
Securities (Note 5)	193,003		175,879
Cash collateral on securities borrowed	10,257		15,326
Securities purchased under resale agreements	69,790		69,213
Loans (Note 6)
Residential mortgages	271,359		269,706
Personal	45,026		45,429
Credit card	17,065		16,479
Business and government	197,343		188,542
Allowance for credit losses	(3,397)		(3,073)
Total loans	527,396		517,083
Other
Derivative instruments	28,964		43,035
Customers' liability under acceptances	10,877		11,574
Property and equipment	3,307		3,377
Goodwill	5,325		5,348
Software and other intangible assets	2,676		2,592
Investments in equity-accounted associates and joint ventures	682		632
Deferred tax assets	566		480
Other assets	29,105		35,197
Other miscellaneous assets	81,502		102,235
Total assets	935,239		943,597
Deposits (Note 7)
Personal	236,665		232,095
Business and government	394,950		397,188
Bank	24,784		22,523
Secured borrowings	49,518		45,766
Deposits	705,917		697,572
Obligations related to securities sold short	16,731		15,284
Cash collateral on securities lent	5,677		4,853
Obligations related to securities sold under repurchase agreements	76,011		77,171
Other
Derivative instruments	36,401		52,340
Acceptances	10,907		11,586
Deferred tax liabilities	47		45
Other liabilities	25,427		28,072
Other miscellaneous liabilities	72,782		92,043
Subordinated indebtedness	6,615		6,292
Equity
Contributed surplus	118		115
Retained earnings	29,240		28,823
Accumulated other comprehensive income (AOCI)	1,619		1,594
Total shareholders' equity	51,291		50,181
Non-controlling interests	215		201
Total equity	51,506		50,382
Total liabilities and equities	935,239		943,597
Preferred shares and other equity instruments [member]
Equity
Issued shares (Note 9)	4,925		4,923
Total equity	4,925		4,923
Common shares [member]
Equity
Issued shares (Note 9)	15,389		14,726
Total equity	$ 15,389		$ 14,726

[1]	Includes restricted cash of $494 million (January 31, 2023: $485 million; April 30, 2022: $481 million) and interest-bearing demand deposits with Bank of Canada.